17. RELATED PARTIES TRANSACTIONS (Details 8) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
EMESA
Disclosure of transactions between related parties [line items]
Payment of dividends	$ (82)	$ (72)
APCO Oil
Disclosure of transactions between related parties [line items]
Payment of dividends	0	(72)
Total related parties
Disclosure of transactions between related parties [line items]
Payment of dividends	$ (82)	$ (144)